Schedule of balances in foreign currency (Details)	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2026 CAD ($) $ / shares	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Cash and equivalents	$ 2,588,600		$ 8,337,777
Receivables	33,265		139,811
Other receivable	987,916		1,680,485
Long-term receivable	56,293		58,337
Reclamation deposits	1,154,920		1,134,836
Investments	764		764
Accounts payable and accrued liabilities	1,914,432		1,697,289
Loans payable	489,819		$ 507,601
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Cash and equivalents	485,990	$ 2,980,071
Receivables		47,276
Other receivable	987,916
Long-term receivable		80,000
Reclamation deposits	1,154,920
Investments		960
Accounts payable and accrued liabilities	(1,757,025)	(233,965)
Loans payable		(696,093)
Total	$ 871,800	$ 2,195,559
Rate to convert | (per share)	$ 1.00000	$ 0.703668
Equivalent	$ 871,800	$ 1,544,945